Shareholder Report, Holdings (Details)_19	Jun. 30, 2024
Initial Class | PTC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Initial Class | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Initial Class | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | Hologic, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | Trade Desk, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | Alnylam Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | Dominos Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Service Class | PTC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Service Class | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | Hologic, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | Trade Desk, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | Alnylam Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | Dominos Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%